Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the present value of the defined benefit obligation
Reductions and liquidations advance		$ (2,422)
Present value of defined benefit obligation
Movements in the present value of the defined benefit obligation
Present value of defined benefit obligation at beginning of period	$ 121,477	129,199	$ 115,691
Current service cost	9,013	9,883	9,535
Interest cost	12,153	10,053	8,936
Reductions and liquidations advance		(2,422)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	6,105	(31,009)	2,094
Actuarial gains and losses arising from experience assumptions	(3,916)	9,751	(6,414)
Benefits paid	(1,774)	(3,978)	(643)
Present value of defined benefit obligation at end of period	$ 143,058	$ 121,477	$ 129,199